Cassidy & Associates
                        Attorneys at Law
                       215 Apolena Avenue
                 Newport Beach, California 92662
                     ----------
                  Email:  lwcassidy@aol.com

Telephone: 949/673-4510             Fax:  949/673-4525

                    September 2, 2017


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Amendment No. 1 to
	       Shamrock Grove Acquisition Corporation
	       File No. 000-55814

Mesdames/Gentlemen:

     I attach for filing Amendment No. 2 to the Shamrock Grove
Acquisition Corporation registration statement on Form 10-12g.

	This amendment is filed to correct the date of the Independent Registered Public Accounting Firm's report that was inadvertently changed. All other information remains unchanged.

         The correct date should read "July 6, 2017".

	                         /s/ Lee Cassidy

				  Cell phone:  202-415-3563